Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 1.2%
Ansell Ltd.	1,594,496	47,667,344
Canada 4.6%
Alimentation Couche-Tard, Inc., Class B	2,516,417	81,137,278
Cameco Corp.(a)	3,254,310	54,054,089
Yamana Gold, Inc.	11,767,088	51,069,162
Total		186,260,529
China 1.3%
Tencent Holdings Ltd.	674,800	53,854,138
Denmark 0.6%
Novo Nordisk A/S, Class B	379,033	25,540,621
Finland 2.4%
UPM-Kymmene OYJ	1,846,853	66,371,801
Valmet OYJ	850,875	30,980,966
Total		97,352,767
France 5.8%
AtoS(b)	404,720	31,553,913
Capgemini SE	389,043	66,147,795
DBV Technologies SA, ADR(b)	690,634	3,681,079
Eiffage SA(b)	501,699	50,164,200
Sanofi	385,990	38,168,294
Total SE	941,250	43,880,860
Total		233,596,141
Germany 4.4%
Aroundtown SA	5,464,233	38,915,489
Bayer AG, Registered Shares	461,859	29,269,376
Covestro AG	681,851	45,875,494
Duerr AG	763,905	31,805,997
KION Group AG	346,715	34,257,391
Total		180,123,747
Hong Kong 1.7%
Hong Kong Exchanges and Clearing Ltd.	640,000	37,968,576
WH Group Ltd.	38,645,000	31,396,392
Total		69,364,968
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.5%
Amarin Corp. PLC, ADR(b)	496,592	3,083,836
Flutter Entertainment PLC	83,546	17,921,340
Total		21,005,176
Israel 1.8%
Bank Hapoalim BM(b)	4,454,196	34,640,555
Bezeq Israeli Telecommunication Corp., Ltd.(b)	14,226,516	15,234,670
Check Point Software Technologies Ltd.(b)	202,228	22,643,469
Total		72,518,694
Italy 2.5%
Intesa Sanpaolo SpA(b)	18,118,429	49,093,221
Recordati Industria Chimica e Farmaceutica SpA	954,017	51,306,522
Total		100,399,743
Japan 25.5%
Amano Corp.	1,497,300	36,421,631
Appier Group, Inc.(b)	88,000	1,279,567
BayCurrent Consulting, Inc.	204,700	46,960,011
COMSYS Holdings Corp.	1,879,300	57,964,887
Fujitsu Ltd.	191,900	27,924,077
Invincible Investment Corp.	69,497	26,320,661
ITOCHU Corp.	2,751,300	89,323,766
JustSystems Corp.	389,500	21,390,340
Kinden Corp.	1,456,100	24,828,689
Koito Manufacturing Co., Ltd.	856,800	57,647,373
Matsumotokiyoshi Holdings Co., Ltd.	1,438,400	64,168,416
Meitec Corp.	414,000	22,900,853
Nihon M&A Center, Inc.	1,394,400	37,821,121
Nippon Telegraph & Telephone Corp.	857,000	22,112,246
ORIX Corp.	3,261,000	55,152,592
Round One Corp.	2,916,800	32,857,941
Shionogi & Co., Ltd.	785,100	42,383,533
Ship Healthcare Holdings, Inc.	1,920,200	54,048,503
SoftBank Group Corp.	340,100	28,955,311
Sony Group Corp.	815,900	86,349,531
Subaru Corp.	532,000	10,632,866
Sumitomo Mitsui Financial Group, Inc.	994,800	36,058,816
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	2,033,885	74,139,523
Takuma Co., Ltd.	1,145,700	24,883,761
Uchida Yoko Co., Ltd.	407,500	18,193,493
ValueCommerce Co., Ltd.	964,200	31,409,406
Total		1,032,128,914
Netherlands 8.0%
ABN AMRO Bank NV(b)	2,830,096	34,357,227
ASR Nederland NV	1,350,947	60,380,616
ING Groep NV	3,755,680	45,872,211
Koninklijke Ahold Delhaize NV	1,738,310	48,486,417
Royal Dutch Shell PLC, Class A	3,833,931	75,363,705
Signify NV(b)	1,176,810	60,527,092
Total		324,987,268
Norway 2.5%
SalMar ASA	826,378	57,001,035
Yara International ASA	884,274	46,065,845
Total		103,066,880
Pakistan 0.4%
Lucky Cement Ltd.(b)	1,902,133	10,200,841
Oil & Gas Development Co., Ltd.	7,886,258	5,255,380
Total		15,456,221
Russian Federation 1.0%
Sberbank of Russia PJSC, ADR	2,702,723	41,555,666
Singapore 2.0%
BW LPG Ltd.	3,030,396	20,807,491
Venture Corp., Ltd.	3,927,000	58,639,729
Total		79,447,220
South Africa 0.3%
Impala Platinum Holdings Ltd.	692,219	12,779,434
South Korea 3.0%
Hyundai Home Shopping Network Corp.	274,293	19,660,040
Samsung Electronics Co., Ltd.	968,749	70,083,781
Youngone Corp.	850,934	30,197,895
Total		119,941,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.4%
ACS Actividades de Construccion y Servicios SA	1,488,708	49,478,083
Endesa SA	1,160,794	30,763,780
Tecnicas Reunidas SA(b)	1,038,386	15,208,728
Total		95,450,591
Sweden 3.0%
Granges AB(b)	1,487,530	19,342,082
Samhallsbyggnadsbolaget i Norden AB	24,108,542	74,956,659
Sandvik AB(b)	1,028,125	28,131,466
Total		122,430,207
Switzerland 3.5%
Landis+Gyr Group AG(b)	393,228	26,454,308
Nestlé SA, Registered Shares	331,934	37,002,804
Roche Holding AG, Genusschein Shares	237,694	76,999,403
Total		140,456,515
Taiwan 3.7%
Fubon Financial Holding Co., Ltd.	31,925,000	63,706,988
Parade Technologies Ltd.	920,000	39,726,878
Tripod Technology Corp.	9,469,000	46,847,889
Total		150,281,755
United Kingdom 11.5%
BP PLC	7,131,478	28,967,737
British American Tobacco PLC	1,856,306	70,559,021
BT Group PLC(b)	15,017,822	32,037,699
Crest Nicholson Holdings PLC(b)	3,479,556	19,533,946
DCC PLC	785,869	68,166,070
John Wood Group PLC(b)	4,321,586	16,112,015
Just Group PLC(b)	22,084,812	30,736,103
Liberty Global PLC, Class C(b)	2,229,664	56,945,619
TP Icap Group PLC	18,316,602	61,474,174
Vodafone Group PLC	31,347,673	57,164,837
WPP PLC	1,897,099	24,175,625
Total		465,872,846
United States 4.0%
ACADIA Pharmaceuticals, Inc.(b)	112,177	2,894,167
Aerie Pharmaceuticals, Inc.(b)	523,929	9,362,611
Alexion Pharmaceuticals, Inc.(b)	84,090	12,858,202
Broadcom, Inc.	67,329	31,217,764

2	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Burford Capital Ltd.(b)	3,582,614	32,243,526
Insmed, Inc.(b)	223,036	7,596,606
Primo Water Corp.(a)	3,138,667	51,034,725
Quotient Ltd.(b)	1,565,233	5,760,058
Sage Therapeutics, Inc.(b)	135,572	10,147,564
Total		163,115,223
Total Common Stocks (Cost $3,625,382,080)		3,954,654,324

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
United States 0.9%
iShares MSCI EAFE ETF	491,139	37,262,716
Total Exchange-Traded Equity Funds (Cost $32,689,792)		37,262,716
Preferred Stocks 0.6%
Issuer	Shares	Value ($)
Germany 0.6%
Porsche Automobil Holding SE	217,697	23,097,879
Total Preferred Stocks (Cost $19,139,446)		23,097,879

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(d)	174,491,005	174,473,556
Total Money Market Funds (Cost $174,473,556)		174,473,556
Total Investments in Securities (Cost $3,851,684,874)		4,189,488,475
Other Assets & Liabilities, Net		(137,078,902)
Net Assets		$4,052,409,573

At March 31, 2021, securities and/or cash totaling $42,833,370 were pledged as collateral.
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,117,000 AUD	3,883,849 USD	State Street Bank & Trust Co	05/11/2021	—	(3,515)
45,302,000 CAD	36,536,576 USD	State Street Bank & Trust Co	05/11/2021	485,843	—
6,583,000 EUR	7,784,977 USD	State Street Bank & Trust Co	05/11/2021	59,251	—
23,510,000 GBP	32,846,994 USD	State Street Bank & Trust Co	05/11/2021	432,302	—
11,939,000 ILS	3,635,827 USD	State Street Bank & Trust Co	05/11/2021	63,347	—
11,493,978,000 JPY	105,466,137 USD	State Street Bank & Trust Co	05/11/2021	1,620,965	—
450,795,000 JPY	4,072,281 USD	State Street Bank & Trust Co	05/11/2021	—	(537)
82,119,919,000 KRW	73,082,533 USD	State Street Bank & Trust Co	05/11/2021	262,202	—
308,562,000 NOK	36,619,119 USD	State Street Bank & Trust Co	05/11/2021	543,034	—
5,474,000 SGD	4,068,398 USD	State Street Bank & Trust Co	05/11/2021	—	(123)
3,580,305,000 TWD	126,423,199 USD	State Street Bank & Trust Co	05/11/2021	178,118	—
115,430,000 TWD	4,068,018 USD	State Street Bank & Trust Co	05/11/2021	—	(2,158)
112,150,356 USD	143,775,000 AUD	State Street Bank & Trust Co	05/11/2021	—	(2,925,080)
38,378,727 USD	35,345,000 CHF	State Street Bank & Trust Co	05/11/2021	—	(945,630)
31,136,407 USD	195,830,000 DKK	State Street Bank & Trust Co	05/11/2021	—	(245,324)
160,428,802 USD	134,008,000 EUR	State Street Bank & Trust Co	05/11/2021	—	(3,158,686)
1,943,896 USD	1,420,000 GBP	State Street Bank & Trust Co	05/11/2021	13,946	—
5,854,598 USD	635,947,000 JPY	State Street Bank & Trust Co	05/11/2021	—	(108,979)
1,944,346 USD	2,205,802,000 KRW	State Street Bank & Trust Co	05/11/2021	11,662	—
3,889,685 USD	33,463,000 SEK	State Street Bank & Trust Co	05/11/2021	—	(56,807)
3,898,705 USD	110,501,000 TWD	State Street Bank & Trust Co	05/11/2021	—	(2,331)
Total				3,670,670	(7,449,170)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(23,880,197)	(14,377)	24.00	4/16/2021	(455,379)	(100,639)
Primo Water Corp.	Morgan Stanley	USD	(15,055,134)	(9,259)	17.50	4/16/2021	(181,330)	(69,443)
Total							(636,709)	(170,082)
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	37,782,573	931,369,132	(794,678,149)	—	174,473,556	—	9,528	174,491,005
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2021

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1QT7018_03_L01_(03/21)